CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
NET REVENUES	$ 85,757	$ 64,359	$ 6,291
COST OF REVENUES	49,406	36,892	2,259
GROSS PROFIT	36,351	27,467	4,032
RESEARCH AND DEVELOPMENT EXPENSES	29,498	16,491	17,419
SELLING AND MARKETING EXPENSES	55,623	49,285	18,333
GENERAL AND ADMINISTRATIVE EXPENSES	32,365	25,375	11,481
OPERATING LOSS	81,135	63,684	43,201
FINANCIAL INCOME	51	270	1,335
FINANCIAL EXPENSES	16,660	12,759	438
FINANCIAL EXPENSES (INCOME), net	16,609	12,489	(897)
LOSS AND COMPREHENSIVE LOSS FOR THE PERIOD	$ 97,744	$ 76,173	$ 42,304
LOSS PER ORDINARY SHARE, basic (U.S. dollars)	$ 0.21	$ 0.21	$ 0.14
LOSS PER ORDINARY SHARE, diluted (U.S. dollars)	$ 0.21	$ 0.21	$ 0.14
WEIGHTED AVERAGE OF ORDINARY SHARES (in thousands)	465,273	364,276	296,922